Marketing and Sales (Tables)	12 Months Ended
Dec. 31, 2020
Marketing And Sales Disclosure [Abstract]
Schedule of marketing and sales
	Year ended
	December 31,
	2020	2019	2018
	USD in thousands

Payroll and related expenses (*)	833	870	489
Exhibitions, conventions and travel expenses	175	172	189
Consultants	178	212	249
Other	82	96	60
	1,268	1,350	987